Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Less than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	$ (4,673,513)	$ (3,571,297)
Less than 6 Months [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(4,619,947)	(3,517,708)
Less than 6 Months [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(53,566)	(53,589)
6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(53,565)	(53,588)
6-12 Months [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total
6-12 Months [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(53,565)	(53,588)
Greater than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(51,914)	(103,207)
Greater than 12 Months and Less Than 5 Years [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total
Greater than 12 Months and Less Than 5 Years [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(51,914)	(103,207)
Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(4,778,992)	(3,728,092)
Total Contracted Cash Flows [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(4,619,947)	(3,517,708)
Total Contracted Cash Flows [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(159,045)	(210,384)
Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(4,778,992)	(3,728,092)
Carrying Amounts [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	(4,619,947)	(3,517,708)
Carrying Amounts [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve on the Basis of Expected Cash Flows [Line Items]
Total	$ (159,045)	$ (210,384)